Warrants - Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Warrants
Beginning balance (in shares)		72,763	252,006	72,763
Granted (in shares)			132,669	190,476
Exercised (in shares)	(6)	(67)	0	(277)
Expired (in shares)			(14,467)	(3,074)
Cancelled (in shares)			(18,621)	(7,882)
Ending balance (in shares)			351,587	252,006
Exercisable (in shares)			234,834
Weighted Average Exercise Price
Beginning balance (in usd per share)		$ 1,782	$ 28,358.3	$ 1,782
Granted (in usd per share)			39.74	71.25
Exercised (in usd per share)			0	82.50
Expired (in usd per share)			80,713.98	6,980.25
Cancelled (in usd per share)			74.97	101.25
Ending balance (in usd per share)			17,016.13	$ 28,358.3
Exercisable, weighted average exercise price (in usd per share)			$ 25,446.1
Aggregate Intrinsic Value
Outstanding, aggregate intrinsic value			$ 0	$ 0	$ 0
Exercisable, aggregate intrinsic value			$ 0
Warrant
Number of Warrants
Beginning balance (in shares)		107,910	1,285,428	107,910
Granted (in shares)			7,660,859	1,597,469
Exercised (in shares)			(1,115,143)	(419,951)
Expired (in shares)			(28)	0
Cancelled (in shares)			(1,619,090)	0
Ending balance (in shares)			6,212,026	1,285,428
Exercisable (in shares)			6,212,026	1,285,428
Weighted Average Exercise Price
Beginning balance (in usd per share)		$ 502.50	$ 147.75	$ 502.50
Granted (in usd per share)			9.88	87.00
Exercised (in usd per share)			150.00	9.00
Expired (in usd per share)			2,082,857.14	0
Cancelled (in usd per share)			75.45	0
Ending balance (in usd per share)			19.56	147.75
Exercisable, weighted average exercise price (in usd per share)			$ 19.56	$ 147.75
Aggregate Intrinsic Value
Outstanding, aggregate intrinsic value			$ 1,530	$ 0	$ 0
Granted, aggregate intrinsic value			0
Exercisable, aggregate intrinsic value			$ 1,530	$ 0